Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information:
Entity Registrant Name	Brick Top Productions, Inc.
Document Type	8-K
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001484769
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	Tennessee
Entity Incorporation, Date of Incorporation	Jan. 04, 2005